Borrowings - Schedule of Detailed Information about Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		$ 71,920	$ 92,473
Unsecured long-term borrowings		133,564	156,065
Short-term borrowings		140,559	98,463
Long-Term Borrowings | Installments Due Within One Year, Convertible Notes
Disclosure of detailed information about borrowings [line items]
Unamortized costs		(68,349)	(53,500)
Long-Term Borrowings | Installments Due Within One Year, Others
Disclosure of detailed information about borrowings [line items]
Unamortized costs		(7,267)	(10,708)
Long-Term Borrowings | Vehicle Loan
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		$ 382	$ 560
Interest rate, basis		2.5 - 9.5%	2.5 - 9.5%
Maturity		2017-22	2017-22
Long-Term Borrowings | Term Loan #1
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		$ 12,947	$ 22,430
Interest rate, basis		MCLR +3.2% - 4.50%	MCLR +3.2% - 4.50%
Maturity		2019-22	2019-22
Long-Term Borrowings | Term Loan #2
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		$ 1,083	$ 1,766
Interest rate, basis		BR+2.75%	BR+2.75%
Maturity		2020-21	2020-21
Long-Term Borrowings | Term Loan #3
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		$ 251	$ 9,580
Interest rate, basis		10.39% - 13.75%	10.39% - 13.75%
Maturity		2020-23	2020-23
Long-Term Borrowings | Retail Bond
Disclosure of detailed information about borrowings [line items]
Unsecured long-term borrowings		$ 65,215	$ 70,055
Interest rate, basis		6.50%	6.50%
Maturity		2021-22	2021-22
Long-Term Borrowings | Convertible Notes
Disclosure of detailed information about borrowings [line items]
Unsecured long-term borrowings	[1]	$ 68,349	$ 86,010
Interest rate, basis		14.23%	14.23%
Maturity		2020-21	2020-21
Long-Term Borrowings | Cumulative Effect of Unamortized Costs
Disclosure of detailed information about borrowings [line items]
Unamortized costs		$ (691)	$ (1,210)
Long-Term Borrowings | Long-Term Borrowings at Amortized Cost
Disclosure of detailed information about borrowings [line items]
Unamortized costs		71,920	92,743
Long-Term Borrowings | Long-Term Borrowings at Fair Value
Disclosure of detailed information about borrowings [line items]
Unamortized costs			32,510
Short-Term Borrowings | Installments Due Within One Year on Long-Term Borrowings
Disclosure of detailed information about borrowings [line items]
Short-term unsecured borrowings		75,616	64,208
Short-Term Borrowings | Export Credit, Bill Discounting and Overdraft
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 32,078	$ 36,760
Interest rate, basis		MCLR +.40% to 4.60%	MCLR +.40% to 4.60%
Short-Term Borrowings | Export Credit, Bill Discounting and Overdraft #2
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 3,533	$ 4,021
Interest rate, basis		Base Rate + 0.5% to 1%	Base Rate + 0.5% to 1%
Short-Term Borrowings | Export Credit, Bill Discounting and Overdraft #3
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 26,719	$ 23,963
Interest rate, basis		6.01% - 15.25%	6.01% - 15.25%
Short-Term Borrowings | Short-Term Loan #1
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	[2]	$ 70,962	$ 23,011
Interest rate, basis		3.25% - 15.75%	3.25% - 15.75%
Short-Term Borrowings | Total Short-Term Borrowings
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 208,908	$ 151,963
Short-Term Borrowings | Short-Term Borrowings at Amortized Cost
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		140,559	98,463
Short-Term Borrowings | Short-Term Borrowings at Fair Value
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 68,349	$ 53,500

[1]	Eros International Plc. ("issuer") issued Senior Convertible Notes (SCN or convertible notes) on December 06, 2017 amounting to $122,500 principal amount and option to purchase warrants up to 2,000 of A ordinary share for a term of 6 months at an offer price of $100,000 by private placement. The notes are payable in equal installments of $3,500 per month for 35 months. The installments can be paid either in cash or can be converted into A ordinary equity shares of the issuer at the option of the issuer as per the terms of the arrangement.
[2]	Secured by pledge of shares held in the Group's majority owned subsidiary, Eros International Media Limited, India